Related Party Transactions	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Related Party Transactions
30	Related Party Transactions
Compensation of key management personnel of the Bank
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Bank, directly or indirectly, and comprise the directors of the Bank, the President and Chief Executive Officer, certain direct reports of the President and Chief Executive Officer and Group Heads.

For the year ended October 31 ($ millions)	2020	2019
Salaries and cash incentives (1)	$19	$17
Equity-based payment (2)	30	25
Pension and other benefits (1)	6	5
Total	$55	$47

(1)	Expensed during the year.
(2)	Awarded during the year.
Directors can use some or all of their director fees earned to buy common shares of the Bank at market rates through the Director’s Share Purchase Plan. Non-officer directors may elect to receive all or a portion of their fees in the form of deferred stock units which vest immediately. Refer to Note 26 for further details of these plans.
Loans and deposits of key management personnel

As at October 31 ($ millions)	2020	2019
Loans	$15	$14
Deposits	$11	$9
The Bank’s committed credit exposure to companies controlled by directors totaled $177.6 million as at October 31, 2020 (2019 – $18.9 million), while actual utilized amounts were $115.9 million (2019 – $3.3 million).
Transactions with associates and joint ventures
In the ordinary course of business, the Bank provides normal banking services and enters into transactions with its associated and other related corporations on terms similar to those offered to non-related parties. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions. Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2020	2019	2018
Net income / (loss)	$(75)	$(68)	$(64)
Loans	203	327	702
Deposits	159	194	151
Guarantees and commitments	23	16	123
Scotiabank principal pension plan
The Bank manages assets of $4.1 billion (2019 – $4.1 billion) which is a portion of the Scotiabank principal pension plan assets and earned $7.2 million (2019 – $7.2 million) in fees.